Filed pursuant to Rule 497(e)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

ARTISAN MID CAP VALUE FUND

ARTISAN VALUE FUND

(each, a “Fund” and collectively, the “Funds”)

SUPPLEMENT DATED SEPTEMBER 30, 2016 TO THE FUNDS’

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

CURRENT AS OF THE DATE HEREOF

Effective October 14, 2016, the Prospectus and Statement of Additional Information (“SAI”) are updated as follows:

1.	The following information replaces the information under the subheading “Portfolio Management – Portfolio Managers” in the Fund Summary for Artisan Mid Cap Value Fund on page 45 of the prospectus in its entirety:

Name	Title	Length of Service
James C. Kieffer	Managing Director and Portfolio Manager, Artisan Partners	Since November 2001
George O. Sertl, Jr.	Managing Director and Portfolio Manager, Artisan Partners	Since May 2006
Daniel L. Kane	Portfolio Manager, Artisan Partners	Since February 2012

2.	The following information replaces the information under the subheading “Portfolio Management – Portfolio Managers” in the Fund Summary for Artisan Value Fund on page 51 of the prospectus in its entirety:

Name	Title	Length of Service
George O. Sertl, Jr.	Managing Director and Portfolio Manager, Artisan Partners	Since March 2006 (inception)
James C. Kieffer	Managing Director and Portfolio Manager, Artisan Partners	Since March 2006 (inception)
Daniel L. Kane	Portfolio Manager, Artisan Partners	Since February 2012

3.	The following information replaces the information regarding the Funds under the heading “Organization, Management & Management Fees – Portfolio Managers” on page 73 of the prospectus in its entirety:

Artisan Mid Cap Value Fund Artisan Value Fund	James C. Kieffer, CFA George O. Sertl, Jr., CFA Daniel L. Kane, CFA	Portfolio Manager Portfolio Manager Portfolio Manager

4.	The eighth full paragraph on page 74 of the prospectus under the subheading “Portfolio Managers” is deleted in its entirety.

5.	The following replaces the first paragraph under the heading “Portfolio Managers” on page 57 of the SAI in its entirety:

Lewis S. Kaufman is portfolio manager for Artisan Developing World Fund. Maria Negrete-Gruson is portfolio manager for Artisan Emerging Markets Fund. Mark L. Yockey, Charles-Henri Hamker and Andrew J. Euretig are portfolio managers for Artisan Global Equity Fund. James D. Hamel is lead portfolio manager, Matthew H. Kamm, Craigh A. Cepukenas and Jason L. White are portfolio managers for Artisan Global Opportunities Fund. Mr. Yockey and Mr. Hamker are portfolio managers for Artisan Global Small Cap Fund. Daniel J. O’Keefe is lead portfolio manager and N. David Samra is portfolio manager for Artisan Global Value Fund. Bryan C. Krug is the portfolio manager for Artisan High Income Fund. Mr. Yockey is portfolio manager and Messrs. Euretig and Hamker are associate portfolio managers for Artisan International Fund. Messrs. Yockey and Hamker are portfolio managers for Artisan International Small Cap Fund. Mr. Samra is lead portfolio manager and Mr. O’Keefe is portfolio manager for Artisan International Value Fund. Mr. Kamm is lead portfolio manager and Messrs. Hamel, Cepukenas and White are portfolio managers for Artisan Mid Cap Fund. James C. Kieffer, George O. Sertl, Jr. and Daniel L. Kane are portfolio managers for Artisan Mid Cap Value Fund and Artisan Value Fund. Mr. Cepukenas is lead portfolio manager and Messrs. Hamel, Kamm and White are portfolio managers for Artisan Small Cap Fund.

6.	All references to Scott C. Satterwhite and any related information in the prospectus and SAI are removed.

Please Retain This Supplement for Future Reference